TRADE PAYABLES	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
TRADE PAYABLES
TRADE PAYABLES
Trade payables of €711,539 thousand at December 31, 2019 (€653,751 thousand at December 31, 2018) are entirely due within one year. The carrying amount of trade payables is considered to be equivalent to their fair value.